Annual Fund Operating Expenses - Fund summary - C 000152757 [Member]	Total
Entity Listings [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.48%

[1]	Reflects Putnam Investment Management, LLC’s (“Putnam Management”) contractual obligation to limit certain fund expenses through September 30, 2021. This obligation may be modified or discontinued only with approval of the Board of Trustees.